Document and Entity Information	Aug. 24, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001801754
Document Type	8-K
Document Period End Date	Aug. 24, 2022
Entity Registrant Name	TREAN INSURANCE GROUP, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39392
Entity Tax Identification Number	84-4512647
Entity Address, Address Line One	150 Lake Street West
Entity Address, City or Town	Wayzata
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55391
City Area Code	(952)
Local Phone Number	974-2200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	TIG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false